UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Michael F. Price
Address:       c/o MFP Investors LLC
               667 Madison Ave.
               25th Floor
               New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael F. Price
Title:         Investment Manager
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

  /s/ Michael F. Price       New York, NY       5/14/10
  --------------------       -------------      -------
     [Signature]             [City, State]      Date

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       123

Form 13F Information Table Value Total:       $490,346
                                              --------
                                              (thousands)

List of Other Included Managers:

1     MFP Investors LLC

                                TITLE OF                   VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                   CLASS       CUSIP        (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE


Allied World Assur Hldg Ltd.     SHS        G0219G203      5,175     115,394     SH         SOLE        1         115,394
Enstar Group Ltd.                SHS        G3075P101      4,326      62,550     SH         SOLE        1          62,550
Ingersoll-Rand PLC               SHS        G47791101     13,810     396,034     SH         SOLE        1         396,034
TYCO International Ltd.          SHS        H8912P106      4,973     130,000     SH         SOLE        1         130,000
Alcon Inc.                       COM SHS    H01301102        242       1,500     SH         SOLE        1           1,500
Abington Community Bancorp Inc.  COM        00350L109      2,214     280,300     SH         SOLE        1         280,300
Adaptec, Inc.                    COM        00651F108        234      71,508     SH         SOLE                   71,508
Akorn Inc.                       COM        009728106        448     292,800     SH         SOLE        1         292,800
American Greetings Corp.         CL A       026375105      3,960     190,000     SH         SOLE        1         190,000
American River Bankshares        COM        029326105        999     125,000     SH         SOLE        1         125,000
Arkansas Best Corp.              COM        040790107      9,173     307,000     SH         SOLE        1         307,000
Armstrong World Inds Inc.        COM        04247X102        363      10,000     SH         SOLE                   10,000
BJ Services Company              COM        055482103        272      12,700     SH         SOLE        1          12,700
BRT Realty Trust                 SH BEN     055645303      1,019     154,129     SH         SOLE        1         154,129
                                 INT NEW
Bank of America Corporation      COM        060505104     13,794     772,800     SH         SOLE        1         772,800
Becton, Dickinson & Co.          COM        075887109      9,054     115,000     SH         SOLE        1         115,000
W.R. Berkley Corp.               COM        084423102        261      10,000     SH         SOLE        1          10,000
Berkshire Hathaway Inc.          CL A       084670108      9,013          74     SH         SOLE        1              74
Boeing Co.                       COM        097023105      1,452      20,000     SH         SOLE                   20,000
Buckeye GP Holdings LP           COM        118167105      3,681     107,200     SH         SOLE        1         107,200
                                 UNITS LP
Builders FirstSource Inc.        COM        12008R107        520     165,222     SH         SOLE        1         165,222
CIT Group Inc.                   COM NEW    125581801      1,188      30,497     SH         SOLE        1          30,497
Cache, Inc.                      COM NEW    127150308      5,471     992,900     SH         SOLE        1         992,900
Cape Bancorp Inc.                COM        139209100      1,719     213,000     SH         SOLE        1         213,000
CapitalSource Inc.               COM        14055X102      3,450     617,200     SH         SOLE        1         617,200
Care Investment Trust Inc.       COM        141657106        892     100,000     SH         SOLE        1         100,000
Charming Shoppes, Inc.           COM        161133103      1,790     327,900     SH         SOLE        1         327,900
Chubb Corp.                      COM        171232101        519      10,000     SH         SOLE        1          10,000
Citigroup Inc.                   COM        172967101     17,820   4,400,000     SH         SOLE        1       4,400,000
Coca-Cola Enterprises Inc.       COM        191219104        277      10,000     SH         SOLE        1          10,000
Compass Minerals Intl Inc.       COM        20451N101      2,006      25,000     SH         SOLE        1          25,000
ConocoPhillips                   COM        20825C104     17,730     346,500     SH         SOLE        1         346,500
Conseco Inc                      COM NEW    208464883     13,204   2,122,814     SH         SOLE        1       2,122,814
Corn Products Intl Inc.          COM        219023108      1,906      55,000     SH         SOLE        1          55,000
Covanta Holding Corp             COM        22282E102      1,666     100,000     SH         SOLE        1         100,000
Cowen Group Inc NEW              CL A       223622101      2,109     372,700     SH         SOLE        1         372,700
Cross A T Co.                    CL A       227478104        582     140,000     SH         SOLE        1         140,000
Destination Maternity Corp.      COM        25065D100      8,314     323,987     SH         SOLE        1         323,987
Dow Chemical Co.                 COM        260543103      4,140     140,000     SH         SOLE        1         140,000
Duckwall-Alco Stores, Inc.       COM        264142100      3,839     264,919     SH         SOLE        1         264,919
Earthlink Inc.                   COM        270321102        174      20,359     SH         SOLE                   20,359
Ebay Inc.                        COM        278642103      2,023      75,000     SH         SOLE        1          75,000
Encore Cap Group Inc             COM        292554102      7,253     440,900     SH         SOLE        1         440,900
Enzon Pharmaceuticals Inc.       COM        293904108      5,395     530,000     SH         SOLE        1         530,000
Exxon Mobil Corp.                COM        30231G102        804      12,000     SH         SOLE                   12,000
Farmer Bros Co.                  COM        307675108      4,342     231,669     SH         SOLE        1         231,669
First California Financial       COM NEW    319395109      1,056     400,000     SH         SOLE        1         400,000
                 Group Inc.
First Savings Finl Group Inc     COM        33621E109      1,129      90,400     SH         SOLE        1          90,400
Forest City Enterprises Inc.     CL A       345550107     14,018     972,800     SH         SOLE        1         972,800
GAMCO Investors Inc.             COM        361438104      3,558      78,200     SH         SOLE        1          78,200
Gencorp Inc.                     COM        368682100      4,399     763,794     SH         SOLE        1         763,794
General Growth Properties Inc.   COM        370021107      5,336     331,619     SH         SOLE        1         331,619
Getty Realty Corp.               COM        374297109        848      36,218     SH         SOLE        1          36,218
Global Industries Ltd.           COM        379336100      1,181     183,900     SH         SOLE        1         183,900
Goodrich Corp.                   COM        382388106      2,891      41,000     SH         SOLE        1          41,000
Granite Construction Inc         COM        387328107      1,813      60,000     SH         SOLE        1          60,000
Great Florida Bk Miami           CL A       390528107         20      28,469     SH         SOLE                   28,469
            Lakes Fla
GulfMark Offshore, Inc.          COM        402629208     14,658     552,100     SH         SOLE        1         552,100
Gyrodyne Co. America Inc.        COM        403820103        262       6,305     SH         SOLE        1           6,305
Harris Corp Del                  COM        413875105      6,411     135,000     SH         SOLE        1         135,000
Heckmann Corp.                   COM        422680108      3,201     551,970     SH         SOLE        1         551,970
Herley Inds Inc.                 COM        427398102      3,283     223,927     SH         SOLE        1         223,927
Hilltop Holdings, Inc.           COM        432748101      3,497     297,600     SH         SOLE        1         297,600
Huntsman Corp.                   COM        447011107      4,820     400,000     SH         SOLE        1         400,000
Huron Consulting Group Inc.      COM        447462102      6,342     312,400     SH         SOLE        1         312,400
John Bean Technologies Corp.     COM        477839104      1,761     100,400     SH         SOLE        1         100,400
Johnson & Johnson                COM        478160104      2,934      45,000     SH         SOLE                   45,000
Johnson Outdoors Inc.            CL A       479167108      4,321     380,666     SH         SOLE        1         380,666
Kaiser Aluminum Corp.            COM PAR    483007704     11,430     296,350     SH         SOLE        1         296,350
                                 $0.01
Kraft Foods Inc.                 CL A       50075N104     12,096     400,000     SH         SOLE        1         400,000
LSB Industries Inc.              COM        502160104        218      14,285     SH         SOLE        1          14,285
Louisiana Bancorp Inc New        COM        54619P104      3,606     236,436     SH         SOLE        1         236,436
Lydall, Inc.                     COM        550819106        296      37,651     SH         SOLE        1          37,651
M & F Worldwide Corp.            COM        552541104      2,922      95,500     SH         SOLE        1          95,500
MVC Capital Inc.                 COM        553829102      2,258     166,400     SH         SOLE        1         166,400
Malvern Federal Bancorp, Inc.    COM        561410101      1,927     199,700     SH         SOLE        1         199,700
Marlin Business Services Corp.   COM        571157106      5,404     532,449     SH         SOLE        1         532,449
McGraw Hill Companies Inc.       COM        580645109      9,002     252,500     SH         SOLE        1         252,500
Miller Inds Inc Tenn             COM NEW    600551204      3,599     289,518     SH         SOLE        1         289,518
Millipore Corporation            COM        601073109      1,204      11,400     SH         SOLE        1          11,400
National Fuel Gas Co N J         COM        636180101      4,989      98,700     SH         SOLE        1          98,700
Newell Rubbermaid Inc.           COM        651229106      3,648     240,000     SH         SOLE        1         240,000
NorthWestern Corp.               COM NEW    668074305      3,359     125,294     SH         SOLE        1         125,294
Old Republic Intl Corp.          COM        680223104        267      21,093     SH         SOLE                   21,093
One Liberty Properties Inc       COM        682406103      2,021     121,312     SH         SOLE        1         121,312
PGT Inc.                         COM        69336V101        132      72,800     SH         SOLE        1          72,800
Peapack-Gladstone Financial      COM        704699107        617      39,298     SH         SOLE        1          39,298
                      Corp.
Penn Miller Holding Corp.        COM        707561106        911      75,000     SH         SOLE        1          75,000
Penn Va Corp                     COM        707882106      1,232      50,300     SH         SOLE        1          50,300
Pepsico Inc.                     COM        713448108      3,344      50,539     SH         SOLE        1          50,539
Pfizer Inc.                      COM        717081103      2,180     127,100     SH         SOLE                  127,100
Pilgrim's Pride Corp  New        COM        72147K108      2,660     250,000     SH         SOLE        1         250,000
Presidential Life Corp.          COM        740884101      1,602     160,700     SH         SOLE        1         160,700
Primoris Services Corp.          COM        74164F103      1,850     239,000     SH         SOLE        1         239,000
Primoris Services Corp.          W EXP      74164F111        522     180,500     SH         SOLE        1         180,500
                                 10/02/2010
Prudential Bancorp Inc. PA       COM        744319104        803      95,200     SH         SOLE        1          95,200
RBC Bearings Inc                 COM        75524B104      1,960      61,499     SH         SOLE        1          61,499
Regions Financial Corp.          COM        7591EP100      3,540     450,900     SH         SOLE        1         450,900
Riskmetrics Group Inc.           COM        767735103        113       5,000     SH         SOLE        1           5,000
Rowan Companies, Inc.            COM        779382100      9,271     318,485     SH         SOLE        1         318,485
Royal Dutch Shell PLC            Spon       780259206        920      14,800     SH         SOLE                   14,800
                                 ADR A
Ruths Hospitality Group Inc.     COM        783332109     12,645   2,385,932     SH         SOLE        1       2,385,932
SLM Corp.                        COM        78442P106      6,512     520,100     SH         SOLE        1         520,100
Safeguard Scientifics, Inc.      COM        786449108      4,102     315,525     SH         SOLE        1         315,525
Seacoast Banking Corp of Florida COM        811707306        895     529,700     SH         SOLE        1         529,700
Sears Holdings Corp.             COM        812350106     10,099      93,138     SH         SOLE                   93,138
Smith International, Inc.        COM        832110100      1,285      30,000     SH         SOLE        1          30,000
Somerset Hills Bancorp           COM        834728107        192      23,700     SH         SOLE        1          23,700
Starwood Hotels & Resorts        COM        85590A401        466      10,000     SH         SOLE        1          10,000
Symetra Financial Corp.          COM        87151Q106     16,339   1,305,000     SH         SOLE        1       1,305,000
Syms Corp.                       COM        871551107      2,146     215,487     SH         SOLE        1         215,487
TFS Financial Corp.              COM        87240R107      5,207     390,000     SH         SOLE        1         390,000
Terra Industries Inc.            COM        880915103      7,550     165,000     SH         SOLE        1         165,000
Transatlantic Hldgs Inc          COM        893521104      4,324      81,900     SH         SOLE        1          81,900
United Therapeutics Corp         COM        91307C102      1,549      28,000     SH         SOLE        1          28,000
Unitrin Inc.                     COM        913275103      4,067     145,000     SH         SOLE        1         145,000
Varian Inc.                      COM        922206107      4,014      77,522     SH         SOLE        1          77,522
Verisk Analytics Inc.            CL A       92345Y106        282      10,000     SH         SOLE                   10,000
WHX Corp.                        COM PAR    929248607         69      28,188     SH         SOLE                   28,188
                                 $.01 NEW
Warwick Valley Tel Co            COM        936750108        296      20,768     SH         SOLE        1          20,768
Washington Post Co               CL B       939640108      1,510       3,400     SH         SOLE        1           3,400
West Coast Bancorp Ore. New      COM        952145100     22,020   8,535,000     SH         SOLE        1       8,535,000
XTO Energy Inc.                  COM        98385X106      3,539      75,000     SH         SOLE        1          75,000